8. Income Taxes (Details 2) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets:
Allowance for loan losses	$ 2,717	$ 3,513
Accrued retirement expense	1,616	1,574
Other real estate	0	33
Federal credit carryforward	326	0
State credit carryforward	14	0
Restricted stock	745	417
Accrued bonuses	216	238
Interest income on nonaccrual loans	27	88
Other than temporary impairment	14	374
Other	23	16
Total gross deferred tax assets	5,698	6,253
Deferred tax liabilities:
Deferred loan fees	797	588
Accumulated depreciation	532	172
Prepaid expenses	78	59
Other	23	70
Unrealized gain on available for sale securities	1,807	3,308
Total gross deferred tax liabilities	3,237	4,197
Net deferred tax asset	$ 2,461	$ 2,056